Income Tax - Schedule of Loss Before Tax at the Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Loss before tax	$ (5,138,570)	$ (37,678,411)	$ (172,537,530)
Tax credit at the domestic rates applicable to losses in the countries/jurisdictions where the Group operates	(635,969)	(6,345,825)	(3,809,856)
Income not subject to tax	(327,277)	(471,515)	(180,380)
Expenses not deductible for tax	205,402	881,506	636,813
Tax losses and deductible temporary differences not recognized	1,718,716	5,955,248	3,645,841
Tax losses and deductible temporary differences utilized from previous periods	(960,620)	(12,983)	(282,239)
Others	40,153	102,497	52,804
Income tax expense	$ 40,405	$ 108,928	$ 62,983